Segment Reporting (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Reporting
Schedule of financial position and operating results of segments

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
	(in thousands)
Revenues
Homebuilding	$60,802	$33,524	$145,054	$64,980
Real estate services	20,524	16,863	60,915	55,537
Amenities	4,192	3,778	16,620	15,241
Total revenues	$85,518	$54,165	$222,589	$135,758

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
	(in thousands)
Operating earnings (loss)
Homebuilding	$7,531	$4,768	$15,426	$(864)
Real estate services	868	(55)	3,153	1,574
Amenities	(1,521)	(1,317)	(1,723)	(1,893)
Other income	29	826	1,249	1,994
Interest expense	(184)	(982)	(1,798)	(5,997)
Expenses related to early repayment of debt	(5,105)	—	(5,105)	(16,984)
Income (loss) from continuing operations before income taxes	$1,618	$3,240	$11,202	$(22,170)

	September 30, 2013	December 31, 2012
	(in thousands)
Assets
Homebuilding	$277,975	$186,786
Real estate services	17,758	15,056
Amenities	35,813	38,366
Corporate and unallocated	205,324	107,054
Total assets	$536,870	$347,262

	Year Ended December 31,
	2012	2011
	(In Thousands)
Revenues
Homebuilding	$146,926	$57,101
Real estate services	73,070	68,185
Amenities	21,012	18,986

Total revenues	$241,008	$144,272

	Year Ended December 31,
	2012	2011
	(In Thousands)
Operating earnings (loss)
Homebuilding	$14,011	$(36,245)
Real estate services	1,395	(24)
Amenities	(3,242)	(3,524)
Other income	7,493	2,294
Interest expense	(6,978)	(16,954)
Expenses related to early repayment of debt	(16,984)	—

Loss from continuing operations before income taxes	$(4,305)	$(54,453)

	December 31,
	2012	2011
	(In Thousands)
Assets
Homebuilding	$186,786	$171,373
Real estate services	15,056	17,948
Amenities	38,366	42,351
Corporate and unallocated	107,054	73,338

Total assets	$347,262	$305,010